SEGMENT AND GEOGRAPHIC INFORMATION - Sales by type of products (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of products and services [line items]
Sales	$ 30,724	$ 32,531
Flat products
Disclosure of products and services [line items]
Sales	17,166	18,678
Long products
Disclosure of products and services [line items]
Sales	6,412	6,878
Tubular products
Disclosure of products and services [line items]
Sales	968	976
Mining products
Disclosure of products and services [line items]
Sales	664	660
Others
Disclosure of products and services [line items]
Sales	$ 5,514	$ 5,339